Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of stock option activity
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	-	$-
Granted	8,633,607	$3.04
Exercised	-
Cancelled/forfeited	(1,987,155)	3.96
Outstanding as of December 31, 2022	6,646,452	$2.76	8.97	$-

Exercisable as of December 31, 2022	2,675,027	1.85	8.38	-

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	30,402,801	$2.45	8.75	$885
Granted	5,287,031	4.74
Exercised	(2,757,671)	2.30		7,740
Expired/forfeited	(969,240)	3.65
Outstanding as of December 31, 2021	31,962,921	$2.81	7.77	$86,075
Granted	-	-
Exercised	(1,606,795)	2.52		3,658
Expired/forfeited	(6,933,850)	2.58		8,784
Outstanding as of December 31, 2022	23,422,276	$2.83	6.92	$22

Exercisable as of December 31, 2022	16,013,998	$2.63	6.62	$21

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	6,490,208	$2.49	9.26	$1,174
Granted	5,516,399	7.82
Exercised	(1,630,925)	2.54		8,807
Expired/forfeited	(848,955)	2.68
Outstanding as of December 31, 2021	9,526,727	$5.55	8.01	$13,905
Granted	-	$-
Exercised	(2,181,335)	2.50		1,468
Expired/forfeited	(1,726,880)	7.78
Outstanding as of December 31, 2022	5,618,512	$6.34	6.94	$-

Exercisable as of December 31, 2022	1,181,230	$3.96	6.20	$-

Schedule of weighted-average assumptions
2022
Risk-free interest rate:	2.73%
Expected term (in years):	6.99
Expected volatility:	67.00%
Dividend yield:	0%
Grant date fair value per share	$3.19

2021
Risk-free interest rate:	0.79%
Expected term (in years):	6.05
Expected volatility:	42.10%
Dividend yield:	0.00%

2021
Risk-free interest rate:	1.39%
Expected term (in years):	9.06
Expected volatility:	35.86%
Dividend yield:	0.00%

Schedule of RSU activity under the SI Plan
	Shares	Weighted Average Fair Value
Outstanding as of December 31, 2021	-	$-
Granted	29,247,487	$0.87
Released	(10,015,141)	$0.40
Forfeited	(1,362,683)	$1.30
Outstanding as of December 31, 2022 (1)	17,869,663	$1.09

Schedule of stock-based compensation expense
	2022	2021
Research and development	$13,118	$4,001
Sales and marketing	1,744	1,185
General and administrative	2,791	6,159
	$17,653	$11,345

Restricted stock awards for employee bonus, net	2021
Research and development	$7,613
Sales and marketing	2,310
General and administrative	8,694
$18,617